Investment in Associate - Schedule of EV Resources GmbH Contingent Liabilities, Capital Commitments (Details) - EV Resources GmbH [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of EV Resources GmbH Contingent Liabilities, Capital Commitments [Line Items]
Revenue and other income
Depreciation
Loss before tax	(11,315)
Income tax expense
Loss for the year	(11,315)
Total comprehensive (loss) for the year
Group’s share of (loss) for the year	$ (2,263)